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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -------------
Check here if Amendment [_]; Amendment Number: __________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Prospect Harbor Investors, LLC*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number:__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan S. Lavine
Title: Managing member of Sankaty Credit Member, LLC, the
       managing member of Prospect Harbor Investors, LLC.
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ Jonathan S. Lavine          Boston, MA                8/15/2011
 ------------------------        ------------               ----------

*The report on Form 13F for the period ended June 30, 2011 for Prospect Harbor Investors, LLC (the "Fund"), is being filed by Sankaty Advisors, LLC. Jonathan
S. Lavine is the manager of Sankaty Advisors, LLC, and is also the managing member of Sankaty Credit Member, LLC which is the managing member of the Fund.


Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number Name

    28-11314             Sankaty Advisors, LLC

                         Sankaty Credit Member, LLC